General and Administrative Expenses	12 Months Ended
Dec. 31, 2020
General And Administrative Expenses
General and Administrative Expenses

NOTE 13 – GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31
	2020	2019

Professional services	443,883	461,840
Share based compensation	416,996	283,910
Legal expenses	67,492	125,753
Insurance	63,380	54,367
Rent and office maintenance	11,135	38,080
Levies and tolls	28,477	8,601
Communications	1,679	1,910
Depreciation	13,914	2,133
Travel expenses	5,305	15,310
Other expenses	17,848	12,995
	1,070,109	1,004,899